ORDINARY SHARES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	Apr. 29, 2011	Nov. 20, 2008	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Class of Stock [Line Items]
Approved program, issued and outstanding shares authorized for repurchase, maximum value		$ 10,000
Stock repurchase program, additional authorized amount, value	10,000
Repurchase of ordinary shares			993	8,138	2,172
Ordinary Shares [Member]
Class of Stock [Line Items]
Repurchase of ordinary shares, shares			1,285,464	9,223,188	1,909,600
Repurchase of ordinary shares				1
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Repurchase of ordinary shares			$ 993	$ 8,137	$ 2,172